Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	$ 80,059	$ 79,418
Ying Mining District [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	59,854	58,189
BYP [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	3,159	3,708
GC [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	15,289	15,282
Other [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	1,757	2,239
Land and buildings [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	55,340	59,663
Land and buildings [Member] | Ying Mining District [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	41,155	42,953
Land and buildings [Member] | BYP [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,491	2,965
Land and buildings [Member] | GC [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	10,403	12,027
Land and buildings [Member] | Other [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	1,291	1,718
Office equipment [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	3,737	3,777
Office equipment [Member] | Ying Mining District [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,991	2,973
Office equipment [Member] | BYP [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	37	16
Office equipment [Member] | GC [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	440	516
Office equipment [Member] | Other [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	269	272
Machinery [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	11,161	10,714
Machinery [Member] | Ying Mining District [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	7,433	8,225
Machinery [Member] | BYP [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	104	155
Machinery [Member] | GC [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	3,568	2,276
Machinery [Member] | Other [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	56	58
Motor vehicles [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,593	2,661
Motor vehicles [Member] | Ying Mining District [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	2,067	2,127
Motor vehicles [Member] | BYP [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	18	20
Motor vehicles [Member] | GC [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	367	323
Motor vehicles [Member] | Other [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	141	191
Construction in progress [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	7,228	2,603
Construction in progress [Member] | Ying Mining District [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	6,208	1,911
Construction in progress [Member] | BYP [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	509	552
Construction in progress [Member] | GC [Member]
Plant And Equipment (Details) - Schedule of Composition of Carrying Amounts [Line Items]
Plant and equipment	$ 511	$ 140